Property, Plant and Equipment - Composition of and Movement in Net Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 34,225	€ 36,393
Additions	6,141	6,879
Depreciation	(5,751)	(5,953)
Disposals	(71)	(22)
Transfers and others	(780)	(413)
Translation differences and hyperinflation adjustments	(469)	(2,772)
Inclusion of companies		113
Property, plant and equipment	33,295	34,225
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,383	4,858
Additions	42	64
Depreciation	(368)	(391)
Disposals	(29)	(14)
Transfers and others	77	139
Translation differences and hyperinflation adjustments	205	(293)
Inclusion of companies		20
Property, plant and equipment	4,310	4,383
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	25,297	26,770
Additions	1,305	2,096
Depreciation	(4,905)	(5,062)
Disposals	(6)	4
Transfers and others	4,204	3,455
Translation differences and hyperinflation adjustments	(549)	(2,039)
Inclusion of companies		73
Property, plant and equipment	25,346	25,297
Furniture, tools and other items
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,267	1,426
Additions	134	223
Depreciation	(478)	(500)
Disposals	(21)	(4)
Transfers and others	340	230
Translation differences and hyperinflation adjustments	(41)	(117)
Inclusion of companies		9
Property, plant and equipment	1,201	1,267
PP&E in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,278	3,339
Additions	4,660	4,496
Depreciation	0	0
Disposals	(15)	(8)
Transfers and others	(5,401)	(4,237)
Translation differences and hyperinflation adjustments	(84)	(323)
Inclusion of companies		11
Property, plant and equipment	€ 2,438	€ 3,278